UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	04/23/2012
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: 118,146 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1708 15275.000SH       SOLE                 8175.000          7100.000
APPLE INC                      COM              037833100     3397 5665.000 SH       SOLE                 4015.000          1650.000
AT&T Inc.                      COM              00206R102     1582 50625.000SH       SOLE                30525.000         20100.000
BANK OF AMERICA CORP           COM              060505104     2767 289100.000SH      SOLE               139100.000        150000.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     1463   12.000 SH       SOLE                   12.000
BOSTON BEER COMPANY INC-A      COM              100557107     2206 20650.000SH       SOLE                14150.000          6500.000
CATERPILLAR INC DEL COM        COM              149123101     1598 15000.000SH       SOLE                 9000.000          6000.000
CHESAPEAKE ENERGY CORP         COM              165167107      811 35000.000SH       SOLE                35000.000
CITIGROUP                      COM              172967101      757 20700.000SH       SOLE                20700.000
COMERICA INC COM               COM              200340107      740 22850.000SH       SOLE                22850.000
CONOCOPHILLIPS                 COM              20825C104     2023 26611.000SH       SOLE                15571.000         11040.000
COVENTRY HEALTH CARE INC       COM              222862104     1256 35300.000SH       SOLE                35300.000
DOMINOS PIZZA INC              COM              25754A201     3993 110000.000SH      SOLE               110000.000
ENERGEN CORP                   COM              29265N108      983 20000.000SH       SOLE                20000.000
ENSCO PLC                      COM              29358Q109     1988 37556.000SH       SOLE                22556.000         15000.000
EXXON MOBIL CORP COM           COM              30231G102      777 8952.000 SH       SOLE                  652.000          8300.000
FANNIE MAE                     COM              313586109        7 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        5 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100      715 50907.000SH       SOLE                50907.000
FLAGSTAR BANCORP INC           COM              337930101       23 24500.000SH       SOLE                24500.000
FORD MOTOR COMPANY             COM              345370860     1313 105175.000SH      SOLE                55175.000         50000.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     4504 118390.000SH      SOLE                38250.000         80140.000
GENERAL ELEC CO COM            COM              369604103     2334 116258.557SH      SOLE                70483.557         45775.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1431 11500.000SH       SOLE                11500.000
GOOGLE                         COM              38259P508     1620 2526.000 SH       SOLE                 1526.000          1000.000
HARTFORD FINANCIAL SVCS GROUP  COM              416515104      422 20000.000SH       SOLE                                  20000.000
IMAGING DIAGNOSTIC SYSTEMS INC COM              45244W100        1 100000.000SH      SOLE               100000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100      688 5000.000 SH       SOLE                 5000.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      679 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      761 20000.000SH       SOLE                                  20000.000
LAS VEGAS SANDS CORP           COM              517834107     2059 35750.000SH       SOLE                20750.000         15000.000
LEAR CORPORATION               COM              521865105      930 20000.000SH       SOLE                20000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      799 85600.000SH       SOLE                85600.000
MEDTRONIC INC COM              COM              585055106     2279 58150.000SH       SOLE                40500.000         17650.000
MERCK & CO INC COM             COM              58933Y105     2092 54472.000SH       SOLE                34287.000         20185.000
MGM RESORTS INTERNATIONAL      COM              552953101     6669 489600.000SH      SOLE               138250.000        351350.000
MICRON TECHNOLOGY INC          COM              595112103     1029 127000.000SH      SOLE               127000.000
MICROSOFT CORP COM             COM              594918104      921 28525.000SH       SOLE                28275.000           250.000
MOSAIC COMPANY                 COM              61945C103      830 15000.000SH       SOLE                15000.000
NOBLE CORP                     COM              H5833N103     1913 51040.000SH       SOLE                30040.000         21000.000
QUALCOMM INC                   COM              747525103     1362 20000.000SH       SOLE                10000.000         10000.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1768 42650.000SH       SOLE                25000.000         17650.000
WALTER ENERGY INC              COM              93317Q105     4391 74150.000SH       SOLE                24150.000         50000.000
WMS INDUSTRIES INC             COM              929297109     2398 101050.000SH      SOLE                71050.000         30000.000
ZIMMER HOLDINGS INC            COM              98956P102     2093 32550.000SH       SOLE                20050.000         12500.000
ENERGY SELECT SPDR                              81369Y506      305     4250 SH       SOLE                     4250
INDUSTRIAL SELECT SPDR                          81369Y704      749    20000 SH       SOLE                                      20000
MATERIALS SELECT SPDR                           81369Y100     1120    30275 SH       SOLE                      275             30000
PWERSHARES DYNAMIC ENERGY                       73935X385      510    12500 SH       SOLE                                      12500
RUSSELL 1000 INDEX                              464287622     5149    66044 SH       SOLE                    15269             50775
RUSSELL 1000 VALUE INDEX FUND                   464287598     2478    35360 SH       SOLE                    34580               780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2847    34370 SH       SOLE                     8840             25530
RUSSELL 3000 INDEX FUND                         464287689     3354    40265 SH       SOLE                      265             40000
RUSSELL MIDCAP INDEX FUND                       464287499     5410    48859 SH       SOLE                    28104             20755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     3054    63449 SH       SOLE                    12699             50750
S&P MIDCAP 400                                  464287507      383     3860 SH       SOLE                     3860
S&P MIDCAP 400/BARRA VALUE                      464287705      485     5668 SH       SOLE                     5668
SPDR DOWN JONES INDL AVG                        78467X109     5536    42000 SH       SOLE                     2000             40000
SPDR OIL & GAS EQUIP & SERV                     78464A748      729    20000 SH       SOLE                                      20000
SPDR S&P OIL & GAS EXP &PR                      78464A730      854    15000 SH       SOLE                                      15000
DFA U.S. LARGE CAP VALUE FUND                   233203827     8141 377385.612SH      SOLE                37465.022        339920.590
DFA U.S. SMALL CAP VALUE FUND                   233203819     2988 113785.005SH      SOLE                26492.340         87292.665
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